Document And Entity Information - USD ($)	12 Months Ended
	Jan. 31, 2017	Mar. 29, 2017	Jul. 29, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jan. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		3,033,009,079
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 108,531,045,541